Convertible Debentures (Narrative) (Details)		1 Months Ended					12 Months Ended
	Dec. 10, 2018 CAD ($) $ / shares shares	Jul. 19, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jun. 18, 2018 CAD ($) $ / shares shares	Feb. 27, 2018 CAD ($) $ / shares shares	Mar. 31, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 11, 2018 CAD ($)
Disclosure of convertible debentures [Line Items]
Convertible debenture, interest rate							8.00%	8.00%
Convertible debenture, term							4 years	4 years
Convertible debenture, exchange rate							0.7049
Amount of convertible debentures							$ 6,623,000
Number of common shares issued upon conversion | shares							11,922,692
Convertible debentures, matured amount							$ 717,000
Repayments of debentures								$ 276,258	$ 259,754
Payment of interest on convertible debentures								343,722	393,043	$ 276,957
Recognized accretion related to issued and outstanding convertible debentures								$ 548,882	$ 469,725	$ 275,523
Minimum
Disclosure of convertible debentures [Line Items]
Convertible debenture, effective rate							28.30%
Maximum
Disclosure of convertible debentures [Line Items]
Convertible debenture, effective rate							38.50%
Oct 16, 2017
Disclosure of convertible debentures [Line Items]
Convertible debenture, amount converted		$ 50,000			$ 100,000	$ 100,000
Number of common shares issued upon conversion | shares		125,000			250,000	250,000
Conversion price | $ / shares		$ 0.40			$ 0.40	$ 0.40
Dec 11, 2015
Disclosure of convertible debentures [Line Items]
Convertible debenture, term							3 years	3 years
Convertible debenture, amount converted	$ 40,000
Amount of convertible debentures							$ 777,000
Number of common shares issued upon conversion | shares	100,000						0
Conversion price | $ / shares	$ 0.40						$ 0
Convertible debentures, matured amount							$ 717,000				$ 717,000
Repayments of debentures			$ 300,000	$ 37,000			$ 365,000
Borrowings, interest rate							12.00%
Remaining balance of convertible debentures transferred to note payable			$ 680,000